Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share
The following table presents a reconciliation of profit and share data used in the basic earnings per share (“EPS”) computations for the dates indicated:

	December 31,
	2024	2023	2022
(Thousands of US$ dollars)
Profit for the year	205,873	166,158	92,040

(U.S. dollars)
Basic earnings per share	5.60	4.55	2.54

(Thousands of shares)
Weighted average of common shares outstanding applicable to basic EPS	36,740	36,481	36,304